Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2020
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

The following table provides supplemental cash flow information (in thousands):

	Three months ended March 31,
	2020	2019
Cash paid for interest	$3,313	$2,945
Significant non-cash financing and investing activities:
Increase in Second Lien convertible notes from in-kind interest	7,815	6,746
Increase in 1.5 Lien Notes from in-kind interest	5,139	4,450
Increase in 1.25 Lien Notes from in-kind interest	3,381	278
Increase in the Promissory Note from in-kind interest	85	76
Accrual of deferred future financing costs	382	986
Plant and equipment additions included in accounts payable	364	—